Other Liabilities	12 Months Ended
Dec. 31, 2017
Other Liabilities Disclosure [Abstract]
Other Liabilities

11. Other liabilities

Other current liabilities consist of the following:

	As of December 31, 2017	As of December 31, 2016
Salaries payable (1)	31,141	33,266
Taxes payable	5,517	13,912
Others	3,093	1,506

	$39,751	$48,684

(1)	As of December 31, 2016, includes settlements payables with certain management stockholders (note 13)

Other non-current liabilities consist of the following:

	As of December 31, 2017	As of December 31, 2016
Taxes payable (1)	1,015	1,411

	$1,015	$1,411

(1)	Includes deferred tax liabilities as of December 31, 2016. See note 12.